Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2014 Minimum [Member]	May 31, 2014 Maximum [Member]	May 31, 2014 Xuncheng [Member] Minimum [Member]	May 31, 2014 Xuncheng [Member] Maximum [Member]	May 31, 2014 Beijing Pioneer Technology Company Limited [Member] Master exclusive service agreement [Member]	Jul. 22, 2014 Subsequent Event [Member]	Jul. 22, 2014 Subsequent Event [Member]	Jul. 03, 2014 Subsequent Event [Member]	Aug. 25, 2014 Subsequent Event [Member] Alo7.com [Member]	Aug. 25, 2014 Subsequent Event [Member] Alo7.com [Member]	Aug. 14, 2014 Subsequent Event [Member] Juesheng.com [Member]	Aug. 14, 2014 Subsequent Event [Member] Juesheng.com [Member]	Jun. 01, 2014 Subsequent Event [Member] Xuncheng [Member]	Sep. 19, 2014 Subsequent Event [Member] Beijing Pioneer Technology Company Limited [Member] Master exclusive service agreement [Member]
Subsequent Event [Line Items]
NES granted to directors and employees									209,650							15,000,000
Granted shares vested date	May 31, 2015					Jun. 01, 2015	May 31, 2020
Capital commitment	$ 2,924,000										$ 2,617,000
Date of establishment	Jul. 03, 2014
Equity ownership interest				20.00%	50.00%						54.50%		17.20%		7.20%
Fair value per NES granted	$ 22.80	$ 12.97	$ 25.11						$ 21.01
Value of common shares authorized to be repurchased		50,000								120,000,000
Value of common shares authorized to be repurchased, period									July 28, 2014 through March 31, 2015
Payments for investments												$ 10,000,000		$ 3,000,000
Additional equity ownership interests												11.20%
Service agreement term																	10 years
Agreement effective date								Sep. 19, 2014